Stock Plans, Share-Based Payments and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes the option activity for the years ended December 31, 2018 and 2017:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	510,309	5.40
Options granted	256,849	3.96
Options forfeited or expired	(14,791)	6.98
Outstanding at December 31, 2017	752,367	$4.91
Options granted	127,017	5.57
Options forfeited or expired	(42,146)	4.14
Options exercised	(11,112)	2.70
Outstanding at December 31, 2018	826,126	$5.08

Summary of Options Exercisable Vested and Expected to Vest

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2018 and 2017:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2017	252,450	$4.91
Vested and expected to vest at December 31, 2017	723,374	$4.92
Exercisable at December 31, 2018	297,531	$5.82
Vested and expected to vest at December 31, 2018	795,472	$5.10

Schedule of Fair Value Assumptions

The below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility were utilized for the stock options granted during the three months ended March 31, 2019.

Assumptions for Option Grants
Stock Price Volatility	92.1%
Risk-Free Interest Rates	2.47%
Expected Life (in years)	5.75
Expected Dividend Yield	-%

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2018	2017
Stock Price Volatility	92,42%	104.56%
Risk-Free Interest Rates	2.71%	2.19%
Expected Life (in years)	6.15	6.11
Expected Dividend Yield	0%	0%

Summary of Restricted Stock Activity

The following table summarizes restricted stock activity for the years ended December 31, 2018 and 2017:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	106,369	$3.18
Granted	90,787	4.48
Vested	(108,339)	3.18
Nonvested at December 31, 2017	88,817	4.50
Granted	49,890	5.58
Vested	(83,722)	4.50
Forfeited	(5,095)	4.50
Nonvested at December 31, 2018	49,890	$5.58